Leasehold Improvements (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Depreciation and amortization expense		$ 1,794